PREPAID EXPENSES AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND DEPOSITS
Schedule of prepaid expenses and deposits

	December 31,	December 31,
	2023	2022
	$	$
Prepaid expenses	1,296,217	1,218,184
Mineral license deposits	222,940	227,527
Prepaid expenses and deposits, end of year	1,519,157	1,445,711